Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Examination [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 37.1	$ 32.6
Percentage of ownership changes in common stock	5.00%
Federal research and development credits [Member]
Income Tax Examination [Line Items]
Tax Credit Carryforward Amount	$ 10.5
Tax Credit Carryforward, ExpirationYear	2036 years
California research and development credits [Member]
Income Tax Examination [Line Items]
Tax Credit Carryforward Amount	$ 9.5
federal tax Authority [Member]
Income Tax Examination [Line Items]
Operating Loss Carryforwards	261.4	150.8
State and Local Jurisdiction [Member]
Income Tax Examination [Line Items]
Operating Loss Carryforwards	256.0	$ 148.6
Operating Loss Carryforwards, Expiration Year		2036 years
Foreign Tax Authority [Member]
Income Tax Examination [Line Items]
Operating Loss Carryforwards	$ 0.2
Maximum [Member]
Income Tax Examination [Line Items]
Operating Loss Carryforwards, Expiration Year	2037 years	2037 years
Minimum [Member]
Income Tax Examination [Line Items]
Operating Loss Carryforwards, Expiration Year	2036 years	2036 years
Weighted Average [Member]
Income Tax Examination [Line Items]
Operating Loss Carryforwards	$ 15.8	$ 15.8